Summary of Significant Accounting Policies - Schedule of Customer (Details) - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer [Line Items]
Proportion of total revenues	[1]	13.10%
Proportion of total accounts receivable, net balance	[1]	13.10%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total revenues		16.70%		20.60%
Proportion of total accounts receivable, net balance		16.70%		20.60%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total revenues		15.50%		17.00%
Proportion of total accounts receivable, net balance		15.50%		17.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total revenues			[2]	11.40%
Proportion of total accounts receivable, net balance			[2]	11.40%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total revenues		12.30%			[2]
Proportion of total accounts receivable, net balance		12.30%			[2]

[1]	Less than 10.0% of the Company’s revenue in the respective years.
[2]	Less than 10.0% of the Company’s accounts receivable, net in the respective years.